PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

SEMI-ANNUAL REPORT FOR THE SIX MONTHS ENDED JULY 31, 2000

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2000
(Unaudited)

                      ASSETS AND LIABILITIES
                                                                                 Treasury        Versatile       Aggressive
                                                                 Permanent         Bill            Bond            Growth
                                                                 Portfolio       Portfolio       Portfolio       Portfolio
                                                                ------------    ------------    ------------    ------------

ASSETS
Investments  at  market  value  (Notes 1, 2, 5 and 6):
  Investments  other  than securities:
     Gold assets ............................................   $ 11,249,386    $         --    $         --    $         --
     Silver assets ..........................................      2,904,124              --              --              --
                                                                ------------    ------------    ------------    ------------
                                                                  14,153,510              --              --              --
  Swiss franc bonds .........................................      5,099,790              --              --              --
  Stocks of United States and foreign real estate and
     natural resource companies .............................      8,856,440              --              --              --
  Aggressive growth stock investments .......................      8,855,875              --              --      24,216,253
  Corporate bonds ...........................................      2,445,229              --      14,585,195              --
  United States Treasury securities .........................     15,914,198      79,771,552       1,090,540              --
                                                                ------------    ------------    ------------    ------------
     Total  investments (identified  cost $53,638,649;
       $79,793,517; $15,747,980 and $8,008,623, respectively)     55,325,042      79,771,552      15,675,735      24,216,253

Cash ........................................................        206,227              --              --          38,093
Accounts receivable for shares of the portfolio sold ........         38,530         236,133              --           5,364
Accrued interest, dividends and foreign taxes receivable ....        542,367       1,114,038         306,705           5,160
Due from investment adviser .................................             --              --           2,278              --
                                                                ------------    ------------    ------------    ------------

     Total assets                                                 56,112,166      81,121,723      15,984,718      24,264,870

LIABILITIES
Bank overdraft ..............................................             --           9,003          21,793              --
Accounts payable for shares of the portfolio redeemed .......         55,065          43,909              --         150,978
Accrued investment advisory fee .............................         29,961          19,232              --          10,023
Accrued directors' and officers' fees and expenses ..........         15,015          22,029           3,991           8,222
Accrued excise tax ..........................................         14,959          57,841           8,816              --
                                                                ------------    ------------    ------------    ------------
     Total liabilities                                               115,000         152,014          34,600         169,223
                                                                ------------    ------------    ------------    ------------
     Net assets applicable to outstanding shares                $ 55,997,166    $ 80,969,709    $ 15,950,118    $ 24,095,647
                                                                ============    ============    ============    ============
                      NET ASSETS

Capital stock - par value $.001 per share:
  Authorized - 100,000,000; 100,000,000; 10,000,000
               and 25,000,000 shares, respectively
  Outstanding - 3,080,428; 1,165,296; 265,941 and
                274,442 shares, respectively ................   $      3,080    $      1,165    $        266    $        274

Paid-in capital .............................................     44,987,234      80,059,030      15,819,831       5,992,778
                                                                ------------    ------------    ------------    ------------
                                                                  44,990,314      80,060,195      15,820,097       5,993,052
Undistributed net investment income (loss) (Note 1) .........      7,445,642       1,108,056         404,172        (212,738)
Accumulated net realized gain (loss) on investments .........      1,913,372        (176,577)       (201,906)      2,107,703
Accumulated net realized gain on foreign currency
     transactions ...........................................            110              --              --              --
Net unrealized appreciation (depreciation) of
     investments ............................................      1,686,393         (21,965)        (72,245)     16,207,630
Net unrealized depreciation on translation of assets
     and liabilities in foreign currencies ..................        (38,665)             --              --              --
                                                                ------------    ------------    ------------    ------------
     Net assets applicable to outstanding shares                $ 55,997,166    $ 80,969,709    $ 15,950,118    $ 24,095,647
                                                                ============    ============    ============    ============
     Net asset value per share                                     $18.18          $69.48          $59.98          $87.80
                                                                   ======          ======          ======          ======

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF OPERATIONS
Six months ended July 31, 2000
(Unaudited)

                                                                                     Treasury        Versatile     Aggressive
                                                                      Permanent        Bill            Bond          Growth
                                                                      Portfolio      Portfolio       Portfolio     Portfolio
                                                                     -----------    -----------    -----------    -----------

Investment income (Note 1):
  Interest ........................................................  $   927,645    $ 2,295,998    $   475,500    $        18
  Dividends .......................................................      269,298             --             --         66,576
                                                                     -----------    -----------    -----------    -----------
                                                                       1,196,943      2,295,998        475,500         66,594
Expenses (Notes 3 and 8):
  Investment advisory fee .........................................      320,478        459,753         93,090        137,859
  Directors' fees and expenses ....................................       18,612         29,048          6,734          9,479
  Officers' salary expense ........................................       28,844         41,333          8,418         12,406
  Excise tax ......................................................       14,959         57,841          8,816             --
  Regulatory expense ..............................................        4,718          4,247             --            472
                                                                     -----------    -----------    -----------    -----------
  Total expenses                                                         387,611        592,222        117,058        160,216
  Less waiver of investment advisory fee ..........................           --        204,633         31,085             --
                                                                     -----------    -----------    -----------    -----------
    Net expenses                                                         387,611        387,589         85,973        160,216
                                                                     -----------    -----------    -----------    -----------

Net investment income (loss)                                             809,332      1,908,409        389,527        (93,622)
                                                                     -----------    -----------    -----------    -----------
Realized and unrealized gain on investments
   and foreign currency (Notes 1, 2, 5 and 6):
Net realized gain (loss) on:
  Investments in unaffiliated issuers .............................      490,593         (4,585)       (18,822)        15,779
  Foreign currency transactions ...................................          110             --             --             --
                                                                     -----------    -----------    -----------    -----------
                                                                         490,703         (4,585)       (18,822)        15,779

Change in unrealized appreciation (depreciation) of:
  Investments .....................................................    1,080,068          7,184         78,257      1,263,485
  Translation of assets and liabilities in foreign currencies .....        1,726             --             --             --
                                                                     -----------    -----------    -----------    -----------

Net realized and unrealized gain on investments
  and foreign currency                                                 1,572,497          2,599         59,435      1,279,264
Net increase in net assets resulting                                 -----------    -----------    -----------    -----------
  from operations                                                    $ 2,381,829    $ 1,911,008    $   448,962    $ 1,185,642
                                                                     ===========    ===========    ===========    ===========

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                                           Permanent Portfolio            Treasury Bill Portfolio
                                                                       ----------------------------    ---------------------------
                                                                           Six                             Six
                                                                       months ended     Year ended     months ended    Year ended
                                                                          July 31,      January 31,      July 31,      January 31,
                                                                           2000            2000            2000           2000
                                                                        (Unaudited)                    (Unaudited)
                                                                       ------------    ------------    ------------   ------------

Operations:
  Net investment income (loss) ......................................  $    809,332    $  1,467,209    $  1,908,409   $  3,247,205
  Net realized gain (loss) on investments ...........................       490,593       1,460,678          (4,585)        (3,573)
  Net realized gain (loss) on foreign currency transactions .........           110        (268,067)             --             --
  Change in unrealized appreciation (depreciation) of investments ...     1,080,068      (3,335,857)          7,184        (34,067)
  Change in unrealized appreciation (depreciation) on translation
     of assets and liabilities in foreign currencies ................         1,726         (37,472)             --             --
                                                                       ------------    ------------    ------------   ------------
Net increase (decrease) in net assets resulting from operations           2,381,829        (713,509)      1,911,008      3,209,565

Equalization on shares issued and redeemed: .........................      (403,882)       (732,742)        (36,390)      (455,251)

Distributions to shareholders from:
  Net investment income .............................................            --        (924,178)             --     (2,832,534)
  Net realized gain on investments ..................................            --      (2,454,747)             --             --

Capital stock transactions exclusive of amounts allocated to
  undistributed net investment income (Note 7): .....................    (2,753,439)     (5,256,951)     (1,964,274)   (11,957,645)
                                                                       ------------    ------------    ------------   ------------
Net increase (decrease) in net assets                                      (775,492)    (10,082,127)        (89,656)   (12,035,865)

Net assets at beginning of period                                        56,772,658      66,854,785      81,059,365     93,095,230
                                                                       ------------    ------------    ------------   ------------

Net assets at end of period (including undistributed net
     investment income (loss) of $7,445,642 and $7,437,661;
     $1,108,056 and $6,209; $404,172 and $615,981; $(212,738)
     and $(200,014), respectively)                                     $ 55,997,166    $ 56,772,658    $ 80,969,709   $ 81,059,365
                                                                       ============    ============    ============   ============

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
(continued from previous page)

                                                                         Versatile Bond Portfolio      Aggressive Growth Portfolio
                                                                       ----------------------------   ----------------------------
                                                                           Six                             Six
                                                                       months ended     Year ended     months ended    Year ended
                                                                         July 31,       January 31,      July 31,      January 31,
                                                                           2000            2000            2000           2000
                                                                        (Unaudited)                     (Unaudited)
                                                                       ------------    ------------    ------------   ------------

Operations:
  Net investment income (loss) ......................................  $    389,527    $    852,941    $    (93,622)  $   (229,379)
  Net realized gain (loss) on investments ...........................       (18,822)        (43,072)         15,779      2,116,581
  Net realized gain (loss) on foreign currency transactions .........            --              --              --             --
  Change in unrealized appreciation (depreciation) of investments ...        78,257        (184,947)      1,263,485      2,385,745
  Change in unrealized appreciation (depreciation) on translation
     of assets and liabilities in foreign currencies ................            --              --              --             --
                                                                       ------------    ------------    ------------   ------------
Net increase (decrease) in net assets resulting from operations             448,962         624,922       1,185,642      4,272,947

Equalization on shares issued and redeemed: .........................      (168,670)       (702,166)             --             --

Distributions to shareholders from:
  Net investment income .............................................            --        (481,767)             --             --
  Net realized gain on investments ..................................            --              --              --             --

Capital stock transactions exclusive of amounts allocated to
  undistributed net investment income (Note 7): .....................    (2,394,783)     (5,753,747)     (1,027,500)    (2,099,687)
                                                                       ------------    ------------    ------------   ------------
Net increase (decrease) in net assets ...............................    (2,114,491)     (6,312,758)        158,142      2,173,260

Net assets at beginning of period ...................................    18,064,609      24,377,367      23,937,505     21,764,245
                                                                       ------------    ------------    ------------   ------------

Net assets at end of period (including undistributed net
     investment income (loss) of $7,445,642 and $7,437,661;
     $1,108,056 and $6,209; $404,172 and $615,981; $(212,738)
     and $(200,014), respectively)                                     $ 15,950,118    $ 18,064,609    $ 24,095,647   $ 23,937,505
                                                                       ============    ============    ============   ============

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2000
(Unaudited)

     Quantity                                                                                          Market Value
----------------                                                                                       ------------

                     GOLD ASSETS - 20.09% of Total Net Assets
  11,613 Troy Oz.     Gold bullion (a)  .........................................................      $  3,214,387

  27,883 Coins        One-ounce gold coins (a) ..................................................         7,988,480

   4,297 Units        United States Gold Trust (a)(b) ...........................................            46,519
                                                                                                       ------------

                        Total Gold Assets (Cost $14,043,295)                                           $ 11,249,386
                                                                                                       ------------
                     SILVER ASSETS - 5.19% of Total Net Assets
 321,246 Troy Oz.     Silver bullion (a) ........................................................      $  1,607,834

     379 Bags         Silver coins (a) ..........................................................         1,296,290
                                                                                                       ------------

                        Total Silver Assets (Cost $2,994,572)                                          $  2,904,124
                                                                                                       ------------

Principal Amount     SWISS FRANC ASSETS - 9.11% of Total Net Assets
----------------

 CHF 3,900,000        6.500% Swiss Confederation bonds, 04-10-04 ................................      $  2,543,895
 CHF 4,000,000        5.500% Swiss Confederation bonds, 01-06-05 ................................         2,555,895
                                                                                                       ------------

                        Total Swiss Franc Assets (Cost $5,830,906)                                     $  5,099,790
                                                                                                       ------------

   Number            STOCKS OF UNITED STATES AND FOREIGN REAL ESTATE AND NATURAL
 Of Shares           RESOURCE COMPANIES - 15.82% of Total Net Assets
 ---------

                     NATURAL RESOURCES - 6.52% of Total Net Assets
  20,000              Broken Hill Proprietary, Ltd. (c) .........................................      $    421,250
  12,000              Burlington Resources, Inc. ................................................           391,500
  30,000              Forest Oil Corporation (a) ................................................           386,250
  25,000              Inco, Ltd.(a) .............................................................           367,188
   8,000              Phelps Dodge Corporation ..................................................           325,500
  25,000              Pogo Producing Company ....................................................           496,875
  50,000              Santa Fe Snyder Corporation (a) ...........................................           500,000
   8,000              Texaco, Inc. ..............................................................           395,500
   8,000              Weyerhaeuser Company ......................................................           365,500
                                                                                                      ------------
                                                                                                       $  3,649,563

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2000
(Unaudited)

  Number
 Of Shares                                                                                             Market Value
 ---------                                                                                             ------------

                    REAL ESTATE - 9.30% of Total Net Assets
  22,000             Archstone Communities Trust ................................................       $   570,625
  20,000             BRE Properties, Inc. Class A ...............................................           648,750
  31,000             Burnham Pacific Properties, Inc. ...........................................           217,000
  20,000             Federal Realty Investment Trust ............................................           427,500
  35,000             IRT Property Company .......................................................           312,813
  18,000             MGI Properties .............................................................            40,500
  21,000             New Plan Excel Realty Trust, Inc. ..........................................           324,188
  22,000             Pennsylvania Real Estate Investment Trust ..................................           387,750
  11,000             Texas Pacific Land Trust ...................................................           437,250
  40,000             United Dominion Realty Trust, Inc. .........................................           460,000
  29,000             Urstadt Biddle Properties, Inc. ............................................           201,188
  29,000             Urstadt Biddle Properties, Inc. Class A ....................................           219,313
  30,000             Washington Real Estate Investment Trust ....................................           592,500
  30,000             Western Properties Trust ...................................................           367,500
                                                                                                        -----------
                                                                                                        $ 5,206,877
                                                                                                        -----------
                       Total Stocks of United States and Foreign Real Estate and Natural
                       Resource Companies (Cost $6,044,755)                                             $ 8,856,440
                                                                                                        -----------

                   AGGRESSIVE GROWTH STOCK INVESTMENTS - 15.81% of Total Net Assets

                   CHEMICALS - .68% of Total Net Assets
   7,000            Air Products and Chemicals, Inc.  ...........................................       $   233,625
  10,000            Wellman, Inc. ...............................................................           146,250
                                                                                                        -----------
                                                                                                        $   379,875
                   COMPUTER SOFTWARE - 3.75% of Total Net Assets
   6,000            Autodesk, Inc. ..............................................................       $   129,750
       1            Symantec Corporation warrant (a)(d) .........................................         1,972,145
                                                                                                        -----------
                                                                                                        $ 2,101,895
                   CONSTRUCTION - .20% of Total Net Assets
   9,000            Johns Manville Corporation ..................................................       $   115,875
                                                                                                        -----------
                                                                                                        $   115,875

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2000
(Unaudited)

  Number
 Of Shares                                                                                             Market Value
 ---------                                                                                             ------------

                     DATA PROCESSING - .90% of Total Net Assets
     762              Agilent Technologies, Inc. (a) ............................................       $    31,052
   2,000              Hewlett-Packard Company ...................................................           218,375
   5,000              Seagate Technology, Inc. (a) ..............................................           253,438
                                                                                                        -----------
                                                                                                        $   502,865
                     ELECTRICAL AND ELECTRONICS - .80% of Total Net Assets
   4,000              Intel Corporation .........................................................       $   267,000
   5,000              National Semiconductor Corporation (a) ....................................           180,938
                                                                                                        -----------
                                                                                                        $   447,938
                     ENTERTAINMENT AND LEISURE - 1.45% of Total Net Assets
   6,000              Disney (Walt) Company .....................................................       $   232,125
   3,000              Harcourt General, Inc .....................................................           165,563
  10,000              Harrah's Entertainment, Inc. (a) ..........................................           250,625
   5,000              Tribune Company ...........................................................           162,500
                                                                                                        -----------
                                                                                                        $   810,813
                     FINANCIAL SERVICES - 3.58% of Total Net Assets
   5,000              Bank of New York, Inc. ....................................................       $   234,063
  14,386              Bank of Petaluma ..........................................................           435,177
   5,000              Bear Stearns Companies, Inc. ..............................................           269,375
   3,000              Morgan Stanley Dean Witter and Company ....................................           273,750
   7,500              Schwab (Charles) Corporation ..............................................           270,938
   3,000              State Street Corporation ..................................................           301,125
   5,000              Stilwell Financial, Inc ...................................................           220,313
                                                                                                        -----------
                                                                                                        $ 2,004,741
                     MANUFACTURING - 1.86% of Total Net Assets
   6,000              Harley-Davidson, Inc. .....................................................       $   269,250
   4,000              Illinois Tool Works, Inc. .................................................           229,000
   2,000              NACCO Industries, Inc. Class A ............................................            72,625
   8,000              NACCO Industries, Inc. Class B ............................................           290,500
   5,000              Parker-Hannifin Corporation ...............................................           177,813
                                                                                                        -----------
                                                                                                        $ 1,039,188

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2000
(Unaudited)

   Number
  Of Shares                                                                                            Market Value
  ---------                                                                                            ------------

                    OIL AND OILFIELD SERVICES - .80% of Total Net Assets
   40,000            Frontier Oil Corporation (a)  ..............................................       $   280,000
   30,000            Parker Drilling Company (a)  ...............................................           166,875
                                                                                                        -----------
                                                                                                        $   446,875

                    PHARMACEUTICALS - .72% of Total Net Assets
    2,000            Biogen, Inc. (a)  ..........................................................       $   106,000
    4,000            Genzyme Corporation (General Division) (a)  ................................           277,750
      756            Genzyme Corporation Molecular Oncology (a) .................................             6,804
      716            Genzyme Corporation Surgical Products (a) ..................................             6,936
    1,245            Genzyme Corporation Tissue Repair (a)  .....................................             6,225
                                                                                                        -----------
                                                                                                        $   403,715
                    RETAIL - .23% of Total Net Assets
    4,000            Costco Wholesale Corporation (a)  ..........................................       $   130,250
                                                                                                        -----------
                                                                                                        $   130,250
                    TRANSPORTATION - .36% of Total Net Assets
   14,500            Kansas City Southern Industries, Inc.  .....................................       $   100,594
    5,000            M. S. Carriers, Inc. (a) ...................................................           100,313
                                                                                                        -----------
                                                                                                        $   200,907
                    MISCELLANEOUS - .48% of Total Net Assets
    5,000            Lockheed Martin Corporation  ...............................................       $   140,625
    3,000            Temple-Inland, Inc.  .......................................................           130,313
                                                                                                        -----------
                                                                                                        $   270,938
                                                                                                        -----------

                       Total Aggressive Growth Stock Investments (Cost $2,476,969)                      $ 8,855,875
                                                                                                        -----------

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2000
(Unaudited)

Principal Amount                                                                                       Market Value
----------------                                                                                       ------------

                    DOLLAR ASSETS - 32.78% of Total Net Assets

                    CORPORATE BONDS - 4.37% of Total Net Assets
$   200,000          5.750% Aluminum Company of America, Inc., 02-01-01 .........................      $    198,676
    200,000          5.650% Ameritech Capital Funding Corporation, 01-15-01 .....................           198,536
    250,000          8.875% Capital Cities / ABC, Inc., 12-15-00 ................................           251,525
    250,000          9.375% GTE Corporation, 12-01-00 ...........................................           251,555
    250,000          8.375% General Electric Capital Corporation, 03-01-01 ......................           251,805
    200,000          6.750% Honeywell, Inc., 03-15-02 ...........................................           198,600
    200,000          5.625% International Lease Finance Company, 05-01-02 .......................           194,272
    250,000          8.375% Mobil Corporation, 02-12-01 .........................................           251,790
    250,000          8.750% Pacific Gas and Electric Company, 01-01-01 ..........................           251,643
    200,000          7.250% Philip Morris Companies, Inc., 09-15-01 .............................           198,124
    200,000          6.650% Times Mirror Company, 10-15-01 ......................................           198,703
                                                                                                       ------------
                                                                                                       $  2,445,229
                                                                                                       ------------

                    UNITED STATES TREASURY SECURITIES - 28.41% of Total Net Assets
 41,000,000          United States Treasury bond strips (Principal only) 6.090%, 05-15-18(e) ....      $ 14,099,080
    800,000          United States Treasury bonds 6.250%, 08-15-23  .............................           816,848
  1,000,000          United States Treasury notes 6.250%, 08-31-02  .............................           998,270
                                                                                                       ------------
                                                                                                       $ 15,914,198
                                                                                                       ------------

                        Total Dollar Assets (Cost $22,248,152)                                         $ 18,359,427
                                                                                                       ------------
                        Total Portfolio - 98.80% of total net assets (identified cost $53,638,649)(f)  $ 55,325,042
                        Other assets, less liabilities (1.20% of total net assets)                          672,124
                                                                                                       ------------
                        Net assets applicable to outstanding shares                                    $ 55,997,166
                                                                                                       ============

 79,793,517             Note:(a) Non-income producing.
                             (b) Affiliated investment trust.
                             (c) Sponsored ADR.
                             (d) Market value determined by the Board of Directors.
                             (e) Interest rate represents yield to maturity.
                             (f) Aggregate cost for federal income tax purposes was $44,752,229.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE TREASURY BILL PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2000
(Unaudited)

Principal Amount                                                                                       Market Value
----------------                                                                                       ------------

                     UNITED STATES TREASURY SECURITIES - 98.52% of Total Net Assets
$20,000,000           United States Treasury notes 5.125%, 08-31-00 .............................      $ 19,987,200
 20,000,000           United States Treasury notes 4.500%, 09-30-00 .............................        19,939,000
 19,000,000           United States Treasury notes 4.000%, 10-31-00 .............................        18,896,830
 20,000,000           United States Treasury notes 5.625%, 11-30-00 .............................        19,950,000
  1,000,000           United States Treasury bills 5.418%, 08-10-00 (a) .........................           998,522
                                                                                                       ------------
                        Total Portfolio - 98.52% of total net assets (identified cost $79,793,517)(b)  $ 79,771,552
                        Other assets, less liabilities (1.48% of total net assets)                        1,198,157
                                                                                                       ------------
                        Net assets applicable to outstanding shares                                    $ 80,969,709
                                                                                                       ============

                        Note: (a) Interest rate represents yield to maturity.
                              (b) Aggregate cost for federal income tax purposes.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2000
(Unaudited)

Principal Amount                                                                                       Market Value
----------------                                                                                       ------------

                 CORPORATE BONDS - 91.44% of Total Net Assets

                 ALUMINUM - 4.98% of Total Net Assets
$   800,000       5.750% Aluminum Company of America, Inc., 02-01-01 ............................      $    794,704
                                                                                                       ------------
                                                                                                       $    794,704
                 BROADCASTING - 11.19% of Total Net Assets
    750,000       8.875% Capital Cities / ABC, Inc., 12-15-00 ...................................      $    754,575
  1,000,000       9.250% Tele-Communications, Inc., 04-15-02 ....................................         1,030,970
                                                                                                       ------------
                                                                                                       $  1,785,545
                 ELECTRICAL AND ELECTRONICS - 4.98% of Total Net Assets
    800,000       6.750% Honeywell, Inc. 03-15-02 ...............................................      $    794,400
                                                                                                       ------------
                                                                                                       $    794,400
                 ELECTRIC UTILITIES - 4.73% of Total Net Assets
    750,000       8.750% Pacific Gas and Electric Company, 01-01-01 .............................      $    754,928
                                                                                                       ------------
                                                                                                       $    754,928
                 FINANCIAL SERVICES - 14.58% of Total Net Assets
    800,000       5.650% Ameritech Capital Funding Corporation, 01-15-01 ........................      $    794,144
    750,000       8.375% General Electric Capital Corporation, 03-01-01 .........................           755,415
    800,000       5.625% International Lease Finance Company, 05-01-02 ..........................           777,088
                                                                                                       ------------
                                                                                                       $  2,326,647
                 HOUSEHOLD PRODUCTS - 6.34% of Total Net Assets
  1,000,000       8.625% Kimberly-Clark Corporation, 05-01-01 ...................................      $  1,011,590
                                                                                                       ------------
                                                                                                       $  1,011,590
                 INSURANCE - 6.30% of Total Net Assets
  1,000,000       7.450% CitiGroup, Inc., 06-06-02 ..............................................      $  1,004,080
                                                                                                       ------------
                                                                                                       $  1,004,080
                 MANUFACTURING - 12.58% of Total Net Assets
  1,000,000       9.125% General Motors Corporation, 07-15-01 ...................................      $  1,016,620
  1,000,000       6.500% Sherwin-Williams Company, 02-01-02 .....................................          989,300
                                                                                                       ------------
                                                                                                       $  2,005,920
                 OIL AND OILFIELD SERVICES - 4.74% of Total Net Assets
    750,000       8.375% Mobil Corporation, 02-12-01  ...........................................      $    755,370
                                                                                                       ------------
                                                                                                       $    755,370

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2000
(Unaudited)

Principal Amount                                                                                       Market Value
----------------                                                                                       ------------

                 PUBLISHING - 4.98% of Total Net Assets
$   800,000       6.650% Times Mirror Company, 10-15-01 .........................................      $    794,040
                                                                                                       ------------
                                                                                                       $    794,040
                 RETAIL - 6.34% of Total Net Assets
  1,000,000       8.625% Wal-Mart Stores, Inc., 04-01-01 ........................................      $  1,010,810
                                                                                                       ------------
                                                                                                       $  1,010,810
                 TELECOMMUNICATIONS - 4.73% of Total Net Assets
    750,000       9.375% GTE Corporation, 12-01-00 ..............................................      $    754,665
                                                                                                       ------------
                                                                                                       $    754,665
                 TOBACCO - 4.97% of Total Net Assets
    800,000       7.250% Philip Morris Companies, Inc., 09-15-01 ................................      $    792,496
                                                                                                       ------------
                                                                                                       $    792,496
                                                                                                       ------------

                     Total Corporate Bonds (Cost $14,657,605)                                          $ 14,585,195
                                                                                                       ------------

                 UNITED STATES TREASURY SECURITIES - 6.84% of Total Net Assets
  1,100,000       United States Treasury notes 5.500%, 07-31-01 .................................      $  1,090,540
                                                                                                       ------------

                    Total United States Treasury securities (Cost $1,090,375)                          $  1,090,540
                                                                                                       ------------
                    Total Portfolio - 98.28% of total net assets (identified cost $15,747,980)(a)      $ 15,675,735
                    Other assets, less liabilities (1.72% of total net assets)                              274,383
                                                                                                       ------------
                    Net assets applicable to outstanding shares                                        $ 15,950,118
                                                                                                       ============

                        Note:(a) Aggregate cost for federal income tax purposes.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2000
(Unaudited)

   Number
  Of Shares                                                                                            Market Value
  ---------                                                                                            ------------

                     AGGRESSIVE GROWTH STOCK INVESTMENTS - 100.50% of Total Net Assets

                     CHEMICALS - 2.57% of Total Net Assets
   12,000             Air Products and Chemicals, Inc. ..........................................      $    400,500
   15,000             Wellman, Inc. .............................................................           219,375
                                                                                                       ------------
                                                                                                       $    619,875
                     COMPUTER SOFTWARE - 1.13% of Total Net Assets
   11,000             Computer Associates International, Inc. ...................................      $    272,938
                                                                                                       ------------
                                                                                                       $    272,938
                     CONSTRUCTION - 3.41% of Total Net Assets
    5,000             Fluor Corporation .........................................................      $    149,063
   15,000             Johns Manville Corporation  ...............................................           193,125
   24,000             Ryland Group, Inc. ........................................................           480,000
                                                                                                       ------------
                                                                                                       $    822,188
                     DATA PROCESSING - 6.75% of Total Net Assets
    2,000             Agilent Technologies, Inc. (a) ............................................      $     81,500
    8,000             Hewlett-Packard Company ...................................................           873,500
    8,000             SCI Systems, Inc. (a) .....................................................           367,000
    6,000             Seagate Technology, Inc. (a) ..............................................           304,125
                                                                                                       ------------
                                                                                                       $  1,626,125
                     ELECTRICAL AND ELECTRONICS - 7.34% of Total Net Assets
   20,000             Intel Corporation  ........................................................      $  1,335,000
   12,000             National Semiconductor Corporation (a) ....................................           434,250
                                                                                                       ------------
                                                                                                       $  1,769,250
                     ENTERTAINMENT AND LEISURE - 10.09% of Total Net Assets
   15,000             Disney (Walt) Company .....................................................      $    580,313
    6,000             Harcourt General, Inc. ....................................................           331,125
   16,000             Tribune Company  ..........................................................           520,000
   15,000             Viacom, Inc. Class A (a) ..................................................         1,000,313
                                                                                                       ------------
                                                                                                       $  2,431,751
                     FINANCIAL SERVICES - 30.91% of Total Net Assets
   18,000             Bank of New York, Inc. ....................................................      $    842,625
   14,000             Bear Stearns Companies, Inc. ..............................................           754,250
   16,000             Morgan Stanley Dean Witter and Company ....................................         1,460,000
   45,000             Schwab (Charles) Corporation ..............................................         1,625,625
   10,000             State Street Corporation ..................................................         1,003,750
   40,000             Stilwell Financial, Inc. ..................................................         1,762,500
                                                                                                       ------------
                                                                                                       $  7,448,750
                     MANUFACTURING - 8.57% of Total Net Assets
    6,000             Dana Corporation  .........................................................      $    137,625
   20,000             Harley-Davidson, Inc. .....................................................           897,500
    8,600             Illinois Tool Works, Inc. .................................................           492,350
   10,000             Mattel, Inc. ..............................................................           110,625
   12,000             Parker-Hannifin Corporation ...............................................           426,750
                                                                                                       ------------
                                                                                                       $  2,064,850

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2000
(Unaudited)

   Number
 Of Shares                                                                                             Market Value
 ---------                                                                                             ------------

                     OIL AND OILFIELD SERVICES - 3.98% of Total Net Assets
  105,200             Frontier Oil Corporation (a) ..............................................      $    736,400
   40,000             Parker Drilling Company (a) ...............................................           222,500
                                                                                                       ------------
                                                                                                       $    958,900
                     PHARMACEUTICALS - 16.87% of Total Net Assets
   25,000             Amgen, Inc.  (a) ..........................................................      $  1,623,438
   20,000             Biogen, Inc. (a) ..........................................................         1,060,000
    7,000             Chiron Corporation (a) ....................................................           293,125
   15,000             Genzyme Corporation (General Division) (a) ................................         1,041,563
    1,620             Genzyme Corporation Molecular Oncology (a) ................................            14,580
    2,685             Genzyme Corporation Surgical Products (a) .................................            26,006
    1,170             Genzyme Corporation Tissue Repair (a)  ....................................             5,850
                                                                                                       ------------
                                                                                                       $  4,064,562
                     RETAIL - 3.90% of Total Net Assets
   24,000             Costco Wholesale Corporation (a) ..........................................      $    781,500
    5,000             Neiman Marcus Group, Inc. Class B (a) .....................................           157,813
                                                                                                       ------------
                                                                                                       $    939,313
                     TRANSPORTATION - 2.27% of Total Net Assets
   18,000             Kansas City Southern Industries, Inc. .....................................      $    124,875
   21,000             M.S. Carriers, Inc. (a) ...................................................           421,313
                                                                                                       ------------
                                                                                                       $    546,188
                     MISCELLANEOUS - 2.71% of Total Net Assets
    5,000             Ionics, Inc. (a) ..........................................................      $    153,125
   10,000             Lockheed Martin Corporation  ..............................................           281,250
    5,000             Temple-Inland, Inc. .......................................................           217,188
                                                                                                       ------------
                                                                                                       $    651,563
                                                                                                       ------------
                        Total Portfolio - 100.50% of total net assets (identified cost $8,008,623)(b)  $ 24,216,253
                        Liabilities, less other assets (.50% of total net assets)                          (120,606)
                                                                                                       ------------
                        Net assets applicable to outstanding shares                                    $ 24,095,647
                                                                                                       ============

                        Note:(a) Non-income producing.
                             (b) Aggregate cost for federal income tax purposes.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2000
(Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES
Permanent Portfolio Family of Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act” or, the “ICA”), as a no-load, open-end, series, investment management company. The Fund commenced operations as the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio on January 8, 1982, May 26, 1987, September 27, 1991 and January 2, 1990, respectively. Investment operations in the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio commenced on December 1, 1982, September 21, 1987, November 12, 1991 and May 16, 1990, respectively.
The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for registered investment companies. The preparation of such financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses earned and incurred, respectively, during the reporting period. Actual results could differ from those estimates.
Valuation of investments
Investments are valued at market. Securities for which market quotations are readily available are valued at the latest sale price. Unlisted securities or securities for which the most active market is over-the-counter are valued at the mean between the closing bid and asked prices. Swiss francs are valued at the closing spot price on the International Monetary Market. Swiss Confederation bonds are valued at the closing price in Zurich, Switzerland, converted into U.S. dollars at 4 p.m. (Eastern Time). Investments in gold and silver are valued based on the closing spot prices on the New York Commodity Exchange. Short-term securities are valued at market daily. Investments for which there is no active market are valued at fair value as determined by the Board of Directors. At July 31, 2000, one such investment in the Permanent Portfolio (3.52% of total net assets) was so valued.
Investment transactions and investment income
Investment transactions are accounted for on the date of purchase, sale or maturity. Interest income is accrued daily and includes amortization of any premium and discount for financial and tax reporting purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation or depreciation of investments are recorded on an identified cost basis for financial and tax reporting purposes.
For the six months ended July 31, 2000, investment income was earned as follows:

                                                 Permanent       Treasury Bill    Versatile Bond     Aggressive Growth
                                                 Portfolio         Portfolio        Portfolio            Portfolio
                                               ------------      -------------    --------------     -----------------

     Interest on:
       Corporate bonds ....................    $     69,872       $         --     $    453,208         $        --
       Swiss franc assets .................         147,684                 --               --                  --
       United States Treasury securities ..         701,726          2,279,732            3,858                  18
       Other investments ..................           8,363             16,266           18,434                  --
     Dividends ............................         269,298                 --               --              66,576
                                               ------------       ------------     ------------         -----------
                                               $  1,196,943       $  2,295,998     $    475,500         $    66,594
                                               ============       ============     ============         ===========

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2000
(Unaudited)

Translation of foreign currencies
Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the closing rate of exchange at July 31, 2000; and (ii) purchases and sales of investment securities, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.
The Fund separately reports the portions of the results of operations attributable to the effect of changes in foreign exchange rates on the value of investments. Reported net realized gains or losses on foreign currency transactions arise from sales of foreign currencies; foreign currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books verses the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains or losses arise from changes in the exchange rate applicable to cash, receivables and liabilities denominated in foreign currencies at July 31, 2000.
Federal taxes
Each of the Fund’s Portfolios will continue to be treated as a separate regulated investment company and each Portfolio intends to qualify under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, no provision has been made for United States income taxes, as each Portfolio intends to declare necessary dividend distributions from investment company taxable income and net realized capital gains, if any, to its shareholders prior to October 15, 2000, pursuant to the requirements of the Code.
At January 31, 2000, capital loss carryforwards available to offset future realized gains, if any, were as follows: $169,011 in the Treasury Bill Portfolio, of which $1,752, $98,561, $41,743, $5,429, $3,632, $14,264 and $3,630 expire on January 31, 2001, January 31, 2002, January 31, 2003, January 31, 2004, January 31, 2005, January 31, 2007 and January 31, 2008, respectively; and $173,734 in the Versatile Bond Portfolio, of which $86,614, $34,492, $18,906 and $33,722 expire on January 31, 2003, January 31, 2004, January 31, 2006 and January 31, 2008, respectively. There were no capital loss carryforwards in the Permanent Portfolio or the Aggressive Growth Portfolio. Additionally, net capital losses of $2,981 and $9,350 in the Treasury Bill Portfolio and the Versatile Bond Portfolio, respectively, are attributable to investment transactions that occurred after October 31, 1999 and are recognized for federal income tax purposes as arising on February 1, 2000, the first day of each Portfolio’s next taxable year.
Pursuant to the Code, 14.60% of the distributions made from investment company taxable income in 1999 by the Permanent Portfolio qualifies for the corporate dividends received deduction.
During the six months ended July 31, 2000, the Fund’s Permanent Portfolio, Treasury Bill Portfolio and Versatile Bond Portfolio incurred federal excise taxes of $14,959, $57,841 and $8,816, respectively, which was imposed on four percent of each Portfolio’s undistributed income and capital gains, if any. Such tax reduced each Portfolio’s net asset value, however, such undistributed income and capital gains were retained by each Portfolio to earn further interest, dividends and profits.
Distributions
Distributions to shareholders from net investment income and realized gain on investments, if any, are recorded on the ex-dividend date. The amount of such distributions are determined in accordance with the Code which may differ from generally accepted accounting principles. These differences result primarily from different treatment of net investment income and realized gains on certain investment securities held by the Fund’s Portfolios. During the six months ended July 31, 2000, the Fund’s Permanent

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2000
(Unaudited)

Portfolio, Treasury Bill Portfolio and Versatile Bond Portfolio reclassified $129,402, $770,172 and $432,666, respectively, from undistributed net investment income to paid-in capital and the Fund’s Aggressive Growth Portfolio reclassified $80,898 from paid-in capital to undistributed net investment loss to reflect such book and tax basis differences relating to shareholder distributions and excise taxes paid. Additionally, the Permanent Portfolio reclassified $268,067 from undistributed net investment income to accumulated net realized gain on foreign currency transactions, also due to these differences.
Equalization
The Fund follows the accounting practice of equalization, by which a portion of the proceeds from sales and a portion of the costs of redemptions of shares of capital stock are allocated to undistributed net investment income. The effect of this practice is to prevent the calculation of net investment income per share from being affected by sales or redemptions of shares in each Portfolio, and for periods of net issuances of shares, allows undistributed net investment income to exceed distributable investment company taxable income.

2.	INVESTMENTS IN AFFILIATED ISSUERS
The Permanent Portfolio held 4,297 units of United States Gold Trust, an affiliated investment trust, resulting in net unrealized depreciation of $19,427 at July 31, 2000. The Permanent Portfolio received no income from this investment during the six months then ended.

3.	INVESTMENT ADVISORY CONTRACT
In accordance with the terms of an Investment Advisory Contract (the “Contract”), World Money Managers (“WMM”), the Fund’s investment adviser, receives a comprehensive advisory fee monthly (the “Advisory Fee”), computed at the following annual rate: (i) for each Portfolio, 1/4 of 1% of the first $200 million of the Portfolio’s average daily net assets; plus (ii) for the Fund as a whole: 7/8 of 1% of the first $200 million of the Fund’s average daily net assets; 13/16 of 1% of the next $200 million of the Fund’s average daily net assets; 3/4 of 1% of the next $200 million of the Fund’s average daily net assets; and 11/16 of 1% of the Fund’s average daily net assets in excess of $600 million, such fee for the Fund as a whole to be allocated among the Portfolios in proportion to their net assets.
All fees and expenses payable by the Fund pursuant to the Contract and attributable only to one Portfolio are borne entirely by that Portfolio; all other such fees and expenses are allocated among the Fund’s Portfolios in proportion to their net assets. Except for the Advisory Fee, the fees and expenses of the Fund’s directors, the salary expense of the Fund’s officers (including payments made by the Fund under its Long Term Disability Plan described in Note 4), excise taxes and extraordinary expenses as defined by the Contract, WMM pays or reimburses the Fund for substantially all of the Fund’s ordinary operating expenses out of its Advisory Fee.
During the six months ended July 31, 2000, WMM voluntarily agreed to waive portions of the Advisory Fee allocable to the Treasury Bill Portfolio and to the Versatile Bond Portfolio to the extent that either Portfolio’s total Advisory Fee otherwise would exceed an annual rate of 5/8 of 1%, in the case of the Treasury Bill Portfolio, or 3/4 of 1%, in the case of the Versatile Bond Portfolio, of the respective Portfolio’s average daily net assets. WMM may continue voluntarily to waive such fees, although it is not required to do so, and reserves the right to revoke, reduce or change the waiver prospectively upon five days written notice to the Fund.
WMM is a limited partnership of which one of the general partners is the President and a director of the Fund and the other general partner is a corporation wholly owned by the same individual.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2000
(Unaudited)

4.	LONG TERM DISABILITY PLAN
On March 9, 1998, the Fund’s Board of Directors adopted the Permanent Portfolio Family of Funds, Inc. Long Term Disability Plan (the “Plan”). The Plan provides for payment by the Fund to any qualified officer of the Fund who is totally disabled (a “Participant”), as defined by the Plan, a disability benefit equal to 50% of the Participant’s salary as of the time the disability is determined, subject to cost-of-living adjustments, for a period not to exceed five years. The Plan is renewable annually and may be terminated by the Fund’s Board of Directors at any time prior to each annual renewal. On March 10, 1998, the Fund accrued an estimated liability of $107,808 for one Participant under the Plan.

5.	PURCHASES AND SALES OF SECURITIES
The following is a summary of purchases and sales of securities other than short-term securities for the six months ended July 31, 2000:

                                                    Permanent       Treasury Bill     Versatile Bond   Aggressive Growth
                                                    Portfolio         Portfolio         Portfolio          Portfolio
                                                  -------------     -------------     --------------   -----------------

      Purchases................................    $ 1,883,422          None           $ 7,073,321        $   190,190
      Sales....................................      1,980,770          None             9,071,935          1,271,733
6.	NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS
The following is a summary of net unrealized appreciation (depreciation) of investments at July 31, 2000 for federal income tax purposes:

                                                    Permanent       Treasury Bill     Versatile Bond   Aggressive Growth
                                                    Portfolio         Portfolio         Portfolio          Portfolio
                                                  -------------     -------------     --------------   -----------------

     Aggregate gross unrealized appreciation of
      investments with excess of value over
      tax cost:
      Investments in securities of unaffiliated
        issuers ...............................    $14,456,245         $  2,953        $     2,134        $16,331,872
      Investments other than securities .......        130,363               --                 --                 --
                                                   -----------         --------        -----------        -----------
                                                    14,586,608            2,953              2,134         16,331,872
     Aggregate gross  unrealized  depreciation
      of investments with excess of tax cost
      over value:
      Investments in securities of unaffiliated
        issuers ...............................       (999,075)         (24,918)           (74,379)          (124,242)
      Investments other than securities........     (3,014,720)              --                 --                 --
                                                   -----------         --------        -----------        -----------
                                                    (4,013,795)         (24,918)           (74,379)          (124,242)
                                                   -----------         --------        -----------        -----------
      Net unrealized appreciation (depreciation)
       of investments                              $10,572,813         $(21,965)       $   (72,245)       $16,207,630
                                                   ===========         ========        ===========        ===========

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2000
(Unaudited)

7.	CAPITAL STOCK TRANSACTIONS
Transactions in shares of each Portfolio’s capital stock exclusive of amounts allocated to undistributed net investment income were as follows for the period and year ended:

                                                                       Permanent Portfolio
                                      -----------------------------------------------------------------------------------
                                          Six months ended July 31, 2000                      January 31, 2000
                                      ---------------------------------------      --------------------------------------
                                           Shares               Dollars                Shares               Dollars
                                      ----------------    -------------------      ---------------    -------------------

     Shares sold.....................      108,947           $  1,721,034              173,595           $  2,587,458
     Distributions reinvested........           --                     --              179,410              3,123,527
                                           -------           ------------              -------           ------------
                                           108,947              1,721,034              353,005              5,710,985

     Shares redeemed.................     (282,964)            (4,474,473)            (671,730)           (10,967,936)
                                           -------           ------------              -------           ------------
     Net decrease                         (174,017)          $ (2,753,439)            (318,725)          $ (5,256,951)
                                           =======           ============              =======           ============

                                                                       Treasury Bill Portfolio
                                      -----------------------------------------------------------------------------------
                                          Six months ended July 31, 2000                      January 31, 2000
                                      ---------------------------------------      --------------------------------------
                                           Shares               Dollars                Shares               Dollars
                                      ----------------    -------------------      ---------------    -------------------

     Shares sold.....................      217,689           $ 14,808,599              546,400           $ 36,808,338
     Distributions reinvested........           --                     --               39,589              2,670,274
                                           -------           ------------              -------           ------------
                                           217,689             14,808,599              585,989             39,478,612

     Shares redeemed.................     (246,548)           (16,772,873)            (761,564)           (51,436,257)
                                           -------           ------------              -------           ------------
     Net decrease                          (28,859)          $ (1,964,274)            (175,575)          $(11,957,645)
                                           =======           ============              =======           ============

                                                                       Versatile Bond Portfolio
                                      -----------------------------------------------------------------------------------
                                          Six months ended July 31, 2000                      January 31, 2000
                                      ---------------------------------------      --------------------------------------
                                           Shares               Dollars                Shares               Dollars
                                      ----------------    -------------------      ---------------    -------------------

     Shares sold.....................       28,958           $  1,595,173              277,049           $ 15,163,613
     Distributions reinvested........           --                     --                7,656                445,184
                                           -------           ------------              -------           ------------
                                            28,958              1,595,173              284,705             15,608,797

     Shares redeemed.................      (72,446)            (3,989,956)            (389,663)           (21,362,544)
                                           -------           ------------              -------           ------------
     Net decrease                          (43,488)          $ (2,394,783)            (104,958)          $ (5,753,747)
                                           =======           ============              =======           ============

                                                                       Aggressive Growth Portfolio
                                      -----------------------------------------------------------------------------------
                                          Six months ended July 31, 2000                      January 31, 2000
                                      ---------------------------------------      --------------------------------------
                                           Shares               Dollars                Shares               Dollars
                                      ----------------    -------------------      ---------------    -------------------

     Shares sold.....................       11,522           $  1,012,144               30,159           $  2,324,643
     Distributions reinvested........           --                     --                   --                     --
                                           -------           ------------              -------           ------------
                                            11,522              1,012,144               30,159              2,324,643

     Shares redeemed.................      (23,375)            (2,039,644)             (58,675)            (4,424,330)
                                           -------           ------------              -------           ------------
     Net decrease                          (11,853)          $ (1,027,500)             (28,516)          $ (2,099,687)
                                           =======           ============              =======           ============

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2000
(Unaudited)

8.	REGULATORY MATTERS
Following a routine examination of the Fund in 1991, the Securities and Exchange Commission (the “Commission”) instituted public administrative and cease-and-desist proceedings on January 13, 1997, to determine the truth of allegations by the Commission’s Division of Enforcement (the “Division”) that WMM, Terry Coxon and Alan Sergy (the Fund’s investment adviser and two of the Fund’s directors and officers, respectively, or, the “Respondents”), breached their fiduciary duties in violation of certain provisions of federal securities laws in fiscal years 1990 through 1996. From May 5, 1997 through May 15, 1997, an administrative hearing on these charges was held before Chief Administrative Law Judge Brenda P. Murray (the “Hearing Officer”) in San Francisco, California. The Respondents have denied all of the allegations of the Division and have actively contested the proceedings. No charges have been made against the Fund, which allegedly was subject to improper charges by the Respondents, and the Fund is not a party to the proceedings.
In an initial decision dated April 1, 1999 (the “Initial Decision”), the Hearing Officer ruled that the Respondents had committed certain violations. Specifically, the Hearing Officer ruled that the Respondents violated Section 206(2) of the Investment Advisers Act of 1940: by charging $248,153 of transfer agent and accounting fees to the Fund’s Marketing and Distribution Plan (the “12b-1 Plan”) during calendar year 1990; by causing the excessive capitalization of a broker-dealer subsidiary of the Permanent Portfolio (World Money Securities, Inc. or, “WMS”) of $850,000 and charging it in 1990 and 1991 for printing costs related to the distribution of shares in the Treasury Bill Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio in the amount of $336,571; by charging WMS excessive rent and improper underwriting costs of $72,426; and by acquiring a “call option” in 1990 prohibited by the Fund’s fundamental investment policies and managing the investment for the advantage of a client of an officer of the Fund. The Hearing Officer also ruled that the Respondents violated or aided and abetted violations of: Section 12(b) of the ICA and Rule 12b-1 thereunder, by receiving unauthorized reimbursements in calendar year 1990 of $214,270 under the Fund’s 12b-1 Plan and by providing insufficient information regarding the 12b-1 Plan to the Fund’s Board of Directors; Section 13(a)(3) of the ICA by acquiring the “call option;” Section 17(a) of the Securities Act of 1933, Section 10(b) of the Exchange Act of 1934 and Rule 10b-5 thereunder, and Section 34(b) of the ICA by making misleading statements in the Fund’s registration materials; Section 10(b) of the ICA by using WMS as a principal underwriter for the Fund; and Section 17(d) of the ICA and Rule 17d-1 thereunder, by causing WMS to be excessively capitalized.
The Hearing Officer ordered that the Respondents: cease and desist from committing further violations; be suspended from association with any registered investment adviser or investment company for a period of three months; disgorge $1,608,018, pay prejudgment interest of $1,236,726 and pay civil penalties of $140,000.
The Respondents believe that the Hearing Officer’s Initial Decision is incorrect and contains reviewable errors. Accordingly, on April 22, 1999, they filed petitions for review by the Commission. On April 21, 1999, the Division also filed a petition for review by the Commission of certain sanctions contained in the Initial Decision, seeking to bar WMM from acting as an investment adviser and to bar Terry Coxon from association with any registered investment adviser or investment company for one year with a right to reapply. Thereafter, the Commission granted the petitions and has accepted the review of the Initial Decision.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2000
(Unaudited)

Under the Fund’s Bylaws, the Fund is obligated to advance expenses incurred by the Respondents in the proceedings upon their undertaking to repay the advances, in the event it is ultimately determined that they have committed willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. The Fund has therefore incurred, and may continue to incur, such expenses in connection with the allegations, including amounts paid by WMM to persons who are directors and officers of the Fund for their litigation expenses. The Fund neither paid nor advanced such expenses during the six months ended July 31, 2000.
The Initial Decision of the Hearing Officer does not become effective until the Commission’s decision, which could affirm, reverse or modify the Initial Decision. WMM continues to act as investment adviser of the Fund, and Terry Coxon continues to serve as President and a director of the Fund. Alan Sergy retired from the Fund for medical reasons in March 1998 and, except for payments being made under the Fund’s Long Term Disability Pan (see Note 4), is no longer associated with the Fund.
The ultimate outcome of these proceedings is unknown. The Fund’s Board of Directors intends to continue to monitor the proceedings and to take such actions as may be appropriate to assure the availability to the Fund of such investment advice and administrative support as may be necessary to continuously implement the Fund’s investment policies and investment objectives.
The Fund paid or reimbursed the following legal expenses (and during the years ended January 31, 1995 through January 31, 1999, the indemnification expenses described above) during the six months ended July 31, 2000 and the years ended January 31, 1992 through 2000:

                 Permanent     Treasury Bill   Versatile Bond  Aggressive Growth
                 Portfolio      Portfolio        Portfolio        Portfolio
               -------------   -------------   --------------  -----------------
     1992 ....   $       --      $       --      $       --       $       --
     1993 ....       52,331          63,961              --               --
     1994 ....           --              --              --               --
     1995 ....       78,010          71,156           6,213            1,777
     1996 ....       26,100          22,233           1,646              848
     1997 ....       53,511          43,469           3,046            2,640
     1998 ....      325,585         293,026               -           32,558
     1999 ....       14,333          14,015          11,155           11,473
     2000 ....       69,042          64,335           1,627            7,910
     2001.....        4,718           4,247              --              472
                 ----------      ----------      ----------       ----------
                 $  623,630      $  576,442      $   23,687       $   57,678
                 ==========      ==========      ==========       ==========

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PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO

Financial highlights for the Permanent Portfolio
For each share of capital stock outstanding throughout each period:

                                              Six months ended Year ended    Year ended    Year ended    Year ended    Year ended
                                               July 31, 2000   January 31,   January 31,   January 31,   January 31,   January 31,
                                                 (Unaudited)      2000          1999          1998          1997          1996
                                                 ------------  -----------   -----------   -----------   -----------   -----------

Net asset value, beginning of period              $   17.44     $   18.71     $   19.08     $   18.40     $   18.80     $   16.51
                                                  ---------     ---------     ---------     ---------     ---------     ---------
  Income (loss) from investment operations:
    Net investment income (1).................          .25           .43           .47           .37           .52           .50
    Net realized and unrealized gain (loss)
     on investments and foreign
     currencies ..............................          .49          (.64)            -          1.01          (.41)         2.17
                                                  ---------     ---------     ---------     ---------     ---------     ---------
      Total income (loss) from
        investment operations                           .74          (.21)          .47          1.38           .11          2.67

  Less distributions from:
    Net investment income  ...................           --          (.29)         (.20)         (.34)         (.42)         (.38)
    Net realized gain on investments (2)......           --          (.77)         (.64)         (.36)         (.09)            -
                                                  ---------     ---------     ---------     ---------     ---------     ---------
      Total distributions                                --         (1.06)         (.84)         (.70)         (.51)         (.38)
                                                  ---------     ---------     ---------     ---------     ---------     ---------

Net asset value, end of period                    $   18.18     $   17.44     $   18.71     $   19.08     $   18.40     $   18.80
                                                  =========     =========     =========     =========     =========     =========

Total return (3)  ............................        4.24%       (1.11)%         2.48%         7.57%          .57%        16.20%

Ratios / supplemental data:
  Net assets, end of period (in thousands)....    $  55,997     $  56,773     $  66,855     $  71,099     $  72,992     $  76,641
                                                  =========     =========     =========     =========     =========     =========

  Ratio of expenses to average net assets..           1.37%*        1.47%         1.43%         1.91%         1.49%         1.35%
  Ratio of net investment income
    to average net assets ....................        2.86%*        2.39%         2.48%         1.96%         2.78%         2.85%
  Portfolio turnover rate ....................        9.82%*       23.75%        14.05%         7.66%        12.29%         9.96%
*	Computed on an annualized basis.

(1)	Net investment income is based on average net assets per share outstanding during the period.
(2)	Capital gain distribution pursuant to Section 852(b)(3) of the Code.
(3)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE TREASURY BILL PORTFOLIO

Financial highlights for the Treasury Bill Portfolio
For each share of capital stock outstanding throughout each period:

                                              Six months ended  Year ended    Year ended    Year ended    Year ended    Year ended
                                               July 31, 2000    January 31,   January 31,   January 31,   January 31,   January 31,
                                                 (Unaudited)      2000          1999          1998          1997          1996
                                                 -----------   -----------   -----------   -----------   -----------   -----------

Net asset value, beginning of period              $   67.88     $   67.97     $   67.56     $   67.55     $   67.84     $   66.40
                                                  ---------     ---------     ---------     ---------     ---------     ---------
  Income from investment operations:
    Net investment income (1)(2)..............         1.61          2.51          2.72          2.69          2.84          3.22
    Net realized and unrealized gain (loss)
     on investments (3) ......................         (.01)         (.01)          .03           .06           .01           .06
                                                  ---------     ---------     ---------     ---------     ---------     ---------
      Total income from investment operations          1.60          2.50          2.75          2.75          2.85          3.28

  Less distributions from:
    Net investment income  ...................           --         (2.59)        (2.34)        (2.74)        (3.14)        (1.84)
                                                  ---------     ---------     ---------     ---------     ---------     ---------
      Total distributions                                --         (2.59)        (2.34)        (2.74)        (3.14)        (1.84)
                                                  ---------     ---------     ---------     ---------     ---------     ---------

Net asset value, end of period                    $   69.48     $   67.88     $   67.97     $   67.56     $   67.55     $   67.84
                                                  =========     =========     =========     =========     =========     =========

Total return (4) .............................        2.36%         3.70%         4.09%         4.09%         4.23%         4.95%

Ratios / supplemental data:
  Net assets, end of period (in thousands)....    $  80,970     $  81,059     $  93,095     $  94,200     $ 105,342     $ 114,667
                                                  =========     =========     =========     =========     =========     =========

  Ratio of expenses to average net assets (2)          .95%*        1.02%          .96%         1.20%          .90%          .82%
  Ratio of net investment income
    to average net assets  ...................        4.70%*        3.70%         4.01%         3.98%         4.19%         4.79%
*	Computed on an annualized basis.

(1)	Net investment income is based on average net assets per share outstanding during the period.
(2)	Due to the waiver of advisory fees, the ratio of expenses to average net assets was reduced by .51% for the six months ended July 31, 2000 and .50%, .50%, .50%, .50% and .50% for the years ended January 31, 2000, 1999, 1998, 1997 and 1996, respectively. Without this waiver, the net investment income per share would have been $1.38 for the six months ended July 31, 2000 and $2.01, $2.24, $2.19, $2.37 and $2.78 for the years then ended.
(3)	Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.
(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO

Financial highlights for the Versatile Bond Portfolio
For each share of capital stock outstanding throughout each period:

                                              Six months ended Year ended     Year ended    Year ended    Year ended    Year ended
                                                July 31, 2000  January 31,    January 31,   January 31,   January 31,   January 31,
                                                 (Unaudited)      2000          1999          1998          1997          1996
                                                 ------------  -----------   -----------   -----------   -----------   -----------

Net asset value, beginning of period              $   58.38     $   58.83     $   58.58     $   57.24     $   56.85     $   54.90
                                                  ---------     ---------     ---------     ---------     ---------     ---------

  Income from investment operations:
    Net investment income (1)(2)  ............         1.38          2.44          2.77          2.87          2.94          2.91
    Net realized and unrealized gain (loss)
      on investments (3)  ....................          .22          (.58)         (.08)          .17          (.34)         1.05
                                                  ---------     ---------     ---------     ---------     ---------     ---------
      Total income from investment operations          1.60          1.86          2.69          3.04          2.60          3.96

  Less distributions from:
    Net investment income  ...................           --         (2.31)        (2.44)        (1.70)        (2.21)        (2.01)
                                                  ---------     ---------     ---------     ---------     ---------     ---------
      Total distributions                                --         (2.31)        (2.44)        (1.70)        (2.21)        (2.01)
                                                  ---------     ---------     ---------     ---------     ---------     ---------

Net asset value, end of period                    $   59.98     $   58.38     $   58.83     $   58.58     $   57.24     $   56.85
                                                  =========     =========     =========     =========     =========     =========

Total return (4)  ............................        2.74%         3.18%         4.61%         5.33%         4.58%         7.24%

Ratios / supplemental data:
  Net assets, end of period (in thousands)....    $  15,950     $  18,065     $  24,377     $  23,355     $  21,345     $  20,137
                                                  =========     =========     =========     =========     =========     =========

  Ratio of expenses to average net assets (2)         1.03%*        1.01%         1.08%         1.01%          .97%          .89%
  Ratio of net investment income
    to average net assets  ...................        4.67%*        4.16%         4.72%         4.95%         5.16%         5.21%
  Portfolio turnover rate  ...................       90.18%*       59.52%        68.21%        55.53%       102.29%        51.64%
*	Computed on an annualized basis.

(1)	Net investment income is based on average net assets per share outstanding during the period.
(2)	Due to the waiver of advisory fees, the ratio of expenses to average net assets was reduced by .37% for the six months ended July 31, 2000 and .37%, .37%, .38%, .38% and .37% for the years ended January 31 , 2000, 1999, 1998, 1997 and 1996, respectively. Without this waiver, the net investment income per share would have been $1.23 for the six months ended July 31, 2000 and $2.14, $2.48, $2.59, $2.66 and $2.65 for the years then ended.
(3)	Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.
(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO

Financial highlights for the Aggressive Growth Portfolio
For each share of capital stock outstanding throughout each period:

                                              Six months ended  Year ended    Year ended    Year ended    Year ended    Year ended
                                                July 31, 2000   January 31,   January 31,   January 31,   January 31,   January 31,
                                                 (Unaudited)       2000          1999          1998          1997          1996
                                                 ------------  -----------   -----------   -----------   -----------   -----------

Net asset value, beginning of period              $   83.61     $   69.13     $   56.24     $   47.66     $   40.65     $   31.61
                                                  ---------     ---------     ---------     ---------     ---------     ---------

  Income from investment operations:
    Net investment income (loss)(1)...........         (.33)         (.78)         (.41)         (.31)          .26          (.02)
    Net realized and unrealized gain
      on investments  ........................         4.52         15.26         13.30         11.97          7.05         10.68
                                                  ---------     ---------     ---------     ---------     ---------     ---------
      Total income from investment operations          4.19         14.48         12.89         11.66          7.31         10.66

  Less distributions from:
    Net investment income  ...................            -             -             -          (.19)         (.25)         (.11)
    Net realized gain on investments (2)......            -             -             -         (2.89)         (.05)        (1.51)
                                                  ---------     ---------     ---------     ---------     ---------     ---------
      Total distributions                                 -             -             -         (3.08)         (.30)        (1.62)
                                                  ---------     ---------     ---------     ---------     ---------     ---------

Net asset value, end of period                    $   87.80     $   83.61     $   69.13     $   56.24     $   47.66     $   40.65
                                                  =========     =========     =========     =========     =========     =========

Total return (3)  ............................        5.01%        20.95%        22.92%        24.41%        18.00%        33.78%

Ratios / supplemental data:
  Net assets, end of period (in thousands)....    $  24,096     $  23,938     $  21,764     $  19,955     $  15,417     $  11,067
                                                  =========     =========     =========     =========     =========     =========

  Ratio of expenses to average net assets ....        1.32%*        1.73%         1.39%         1.46%         1.33%         1.19%
  Ratio of net investment income (loss) to
   average net assets.........................       (.77)%*      (1.02)%        (.65)%        (.60)%          .59%        (.06)%
  Portfolio turnover rate ....................        1.56%*        9.38%         2.73%         2.15%        21.32%        18.94%
*	Computed on an annualized basis.

(1)	Net investment income (loss) is based on average net assets per share outstanding during the period.
(2)	Capital gain distribution pursuant to Section 852(b)(3) of the Code.
(3)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

The tables below show each of the Fund’s Portfolio’s average annual total returns for the periods indicated, assuming a hypothetical investment in shares of $1,000, reinvestment of all dividends and distributions, deduction of all fees and expenses except the $35 one-time account start-up fee and complete redemption of the investment at the end of the period. Past performance is not predictive of future performance and does not guarantee future gain or loss to be realized from an investment in any Portfolio. The investment return and principal value of an investment in a Portfolio will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Permanent Portfolio(1)                           Treasury Bill Portfolio (2)(5)
---------------------------------------          -------------------------------------

 1 year ended July 31, 2000       5.23%           1 year ended July 31, 2000     4.27%
 5 years ended July 31, 2000      3.41%           5 years ended July 31, 2000    4.10%
10 years ended July 31, 2000      4.69%          10 years ended July 31, 2000    3.98%
15 years ended July 31, 2000      5.54%          13 years 66 days ended
17 years 243 days ended                               July 31, 2000              4.60%
     July 31, 2000                4.64%

Aggressive Growth Portfolio(3)                   Versatile Bond Portfolio (4)(6)
---------------------------------------          -------------------------------------

 1 year ended July 31, 2000      14.67%           1 year ended July 31, 2000     4.48%
 5 years ended July 31, 2000     18.05%           5 years ended July 31, 2000    4.65%
10 years ended July 31, 2000     18.31%           8 years 308 days ended
10 years 211 days ended                               July 31, 2000              4.57%
     July 31, 2000               16.48%

(1)	The Permanent Portfolio commenced operations on December 1, 1982.
(2)	The Treasury Bill Portfolio commenced operations on May 26, 1987.
(3)	The Aggressive Growth Portfolio commenced operations on January 2, 1990.
(4)	The Versatile Bond Portfolio commenced operations on September 27, 1991.
(5)	Yield on the Treasury Bill Portfolio for the seven days ended July 31,2000, assuming reinvestment of all dividends and distributions and deduction of all fees and expenses except the $35 one-time account start-up fee, was 5.26%, and effective yield was 5.39%.
(6)	The 30-day SEC standardized yield for the Versatile Bond Portfolio at July 31, 2000, calculated by dividing the net investment income per share earned during the specified 30-day period by the net asset value per share on the last day of the period and annualizing the resulting figure, and assuming reinvestment of all dividends and distributions and deduction of all fees and expenses except the $35 one-time account start-up fee, was 5.32%.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

Management’s Discussion and Analysis
Permanent Portfolio
The Permanent Portfolio’s investment objective is to preserve and increase the purchasing power of its shares over the long term. The Portfolio invests fixed target percentages of its net assets in gold, silver, Swiss franc assets, stocks of real estate and natural resource companies, aggressive growth stocks and dollar assets such as United States Treasury securities. The strong performance of long-term United States Treasury securities, coupled with higher yields earned on short and intermediate-term debt issues, have more than offset the weakness in gold and silver prices, U.S. growth and natural resource stocks, real estate investment trusts and the relative value of the Swiss franc so far in 2000. Accordingly, the Portfolio achieved a total return of 4.24% for the six months ended July 31, 2000, as compared to an annualized inflation rate of 4.60% during the same period.

Treasury Bill Portfolio
The Treasury Bill Portfolio’s investment objective is to achieve high current income, consistent with safety and liquidity of principal. It invests in short-term United States Treasury securities. The Portfolio achieved a total return of 2.36% and maintained an average maturity of between 60 and 90 days throughout the six months ended July 31, 2000. This return was consistent with other money market funds that invest primarily in short-term United States Treasury securities.

Versatile Bond Portfolio
The Versatile Bond Portfolio’s investment objective is to achieve high current income while limiting risk to principal. It invests in a diversified portfolio of short-term corporate bonds rated “A” or higher by Standard & Poor’s. The Portfolio achieved a total return of 2.74% while maintaining an average maturity of between 270 and 450 days throughout the six months ended July 31, 2000. This return was consistent with other mutual funds that invest primarily in corporate bonds of similar safety, liquidity and maturity.

Aggressive Growth Portfolio
The Aggressive Growth Portfolio’s investment objective is to achieve high long-term appreciation. It is fully invested at all times in a diversified portfolio of domestic stocks and stock warrants selected for high profit potential. The Portfolio achieved a total return of 5.01% for the six months ended July 31, 2000, as compared to (3.09%) for the Dow Jones Industrial Average and 3.19% for the Standard and Poor’s 500 Stock Index during the same period.

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INVESTMENT ADVISER
World Money Managers Terry Coxon, General Partner 625 Second Street Petaluma, California 94952

CONSULTANTS TO THE FUND
Harry Browne Douglas Casey

TRANSFER AGENT
Chase Global Funds Services Company P.O. Box 2798 Boston, Massachusetts 02208 (for overnight delivery services, 73 Tremont Street Boston, Massachusetts 02108) (800) 341-8900 In Mass. (617) 557-8000

CUSTODIAN
State Street Bank and Trust Company Boston, Massachusetts 02105

INDEPENDENT AUDITORS
Tait, Weller and Baker Eight Penn Center Plaza Philadelphia, Pennsylvania 19103

INVESTOR’S INFORMATION OFFICE	SEMI-ANNUAL REPORT July 31, 2000
P.O. Box 5847 Austin, Texas 78763 (800) 531-5142 Nationwide Local (512) 453-7558